Cover	Apr. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2026
Entity File Number	001-36536
Entity Registrant Name	CAREDX, INC.
Entity Central Index Key	0001217234
Entity Tax Identification Number	94-3316839
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8000 Marina Boulevard
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	415
Local Phone Number	287-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CDNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false